Goodwill And Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangibles [Abstract]
Changes in the Carrying Amount of Goodwill
Changes in the carrying amount of goodwill are as follows:

(In millions of dollars)	2012	2011
Balance as of January 1, as reported	$6,562	$6,420
Goodwill acquired	226	124
Other adjustments(a)	4	18
Balance at December 31,	$6,792	$6,562

(a)	Reflects increases due to the impact of foreign exchange in both years. 2012 also reflects a reduction due to purchase accounting adjustments.

Amortized Intangible Assets
The gross cost and accumulated amortization at December 31, 2012 and 2011 is as follows:

(In millions of dollars)	2012			2011
	Gross Cost	Accumulated Amortization	Net Carrying Amount	Gross Cost	Accumulated Amortization	Net Carrying Amount
Amortized intangibles	$814	$345	$469	$666	$265	$401

Estimated Future Aggregate Amortization Expense
Aggregate amortization expense for the years ended December 31, 2012, 2011 and 2010 was $72 million, $65 million and $50 million, respectively, and the estimated future aggregate amortization expense is as follows:

For the Years Ending December 31,
(In millions of dollars)
2013	$67
2014	64
2015	61
2016	50
2017	45
Subsequent years	182
$469